Document and Entity Information	Sep. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001636651
Document Type	8-K
Document Period End Date	Sep. 08, 2024
Entity Registrant Name	OVID THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38085
Entity Tax Identification Number	46-5270895
Entity Address, Address Line One	441 Ninth Avenue
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	661-7661
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	OVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false